THE TARGET PORTFOLIO TRUST

100 Mulberry Street

Gateway Center Three, 4th Floor

Newark, New Jersey 07102

May 1, 2007

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

RE:	The Target Portfolio Trust (the “Trust”)
Registration Nos. 33-50476 and 811-7064

Dear Sir/Madam:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Trust do not differ from that contained in Post-Effective Amendment No. 25 to the Fund's registration statement, which was filed electronically via EDGAR on April 27, 2007.

Please call the undersigned at (973) 802-5032 with any questions you may have.

Very truly yours,

/s/ Claudia DiGiacomo
Claudia DiGiacomo
Assistant Secretary